STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 320,271	$ 378,660	$ 805,317	$ 649,510	$ 1,148,246	$ 749,012
Cost of revenues	26,625	110,360	263,825	261,250	592,102	372,455
Gross profit	293,646	268,300	541,492	388,260	556,144	376,557
Operating expenses:
Sales and marketing	17,081	19,837	73,091	32,717	140,419	33,246
General and administrative expenses, including stock based compensation of $2,264,081 and $0, respectively	191,199	587,611	1,160,333	1,922,740	4,528,637	1,257,148
Officer compensation	15,400	20,988	76,673	116,518	181,078	1,417,568
Total operating expenses	223,680	628,436	1,310,097	2,071,975	4,850,134	2,707,962
Loss from operations	69,966	(360,136)	(768,605)	(1,683,715)	(4,293,990)	(2,331,405)
Other income (expense):
Interest expense	(17,500)	(12,466)	(106,250)	(23,014)	(50,542)	(50,000)
Total other income (expense)	(17,500)	(12,466)	(106,250)	(23,014)	(50,542)	(50,000)
Net loss	$ 52,466	$ (372,602)	$ (874,855)	$ (1,706,729)	$ (4,344,532)	$ (2,381,405)
Basic net income (loss) per common share attributable to common stockholders	$ 0.00	$ (0.04)	$ (0.08)	$ (0.19)	$ (0.45)	$ (0.30)
Diluted net income (loss) per common share attributable to common stockholders	$ 0.00	$ (0.04)	$ (0.08)	$ (0.19)	$ (0.45)	$ (0.30)
Weighted-average number of shares used in computing basic per share amounts	10,782,584	9,369,345	10,669,435	9,123,984	9,754,075	7,889,252
Weighted-average number of shares used in computing diluted per share amounts	10,782,584	9,369,345	10,669,435	9,123,984	9,754,075	7,889,252